S000004313 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P SmallCap 600 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%	9.81%
iShares Core S&P Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.95%	7.23%	9.76%
Performance Inception Date				May 22, 2000
iShares Core S&P Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.52%	6.75%	9.31%
iShares Core S&P Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	5.56%	7.90%